INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Raw materials and work in progress	$380	—
Finished goods	83	—
Total inventory	$463	$—